Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of components of lease expenses

The components of the lease expenses consist of the following:

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Operating lease cost
Lease expenses	$39,040	$76,632	$44,288
Lease expenses – short-term	84,801	50,843	47,375
Total lease expenses	$123,841	$127,475	$91,663

Schedule of lease term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	December 31, 2025	December 31, 2024
	US$	US$
Weighted-average remaining term
Operating lease	3.04 year	4.04 year
Weighted-average discount rate
Operating lease	6.85%	6.85%

Schedule of minimum lease payments in future periods

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2025:

	Operating lease	Short-term lease
	payments	payments	Total
	US$	US$	US$
Twelve months ending December 31, 2026	$37,568	$47,398	$84,966
Twelve months ending December 31, 2027	39,446	-	39,446
Twelve months ending December 31, 2028	41,418	-	41,418
Total minimum lease payments	118,432	47,398	165,830
Less: discount	(11,888)	-	(11,888)
Present value of minimum lease payments	106,544	47,398	153,942
Less: minimum lease payments, current	(31,238)	(47,398)	(78,636)
Minimum lease payments, non-current	$75,306	$-	$75,306